11. Employee and Director Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Change in accumulated benefit obligation
(Dollars in thousands)
	2016	2015

Benefit obligation at beginning of period	$3,993	3,812
Service cost	346	334
Interest cost	67	65
Benefits paid	(232)	(218)
Benefit obligation at end of period	$4,174	3,993

Amounts recognized in the Consolidated Balance Sheet

(Dollars in thousands)
	2016	2015
Benefit obligation	$4,174	3,993
Fair value of plan assets	-	-

(Dollars in thousands)
	2016	2015
Funded status	$(4,174)	(3,993)
Unrecognized prior service cost/benefit	-	-
Unrecognized net actuarial loss	-	-
Net amount recognized	$(4,174)	(3,993)
Unfunded accrued liability	$(4,174)	(3,993)
Intangible assets	-	-
Net amount recognized	$(4,174)	(3,993)

Schedule of Net Benefit Costs
(Dollars in thousands)
	2016	2015	2014

Service cost	$346	334	348
Interest cost	67	65	67
Net periodic cost	$413	399	415
Weighted average discount rate assumption
used to determine benefit obligation	5.47%	5.47%	5.47%

Schedule of Expected Benefit Payments
(Dollars in thousands)

Year ending December 31,
2017	$263
2018	$275
2019	$310
2020	$363
2021	$364
Thereafter	$9,077